Employee future benefits - Included in comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gain (loss) on defined benefit plans	$ 2,170	$ (289)
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gain (loss) on defined benefit plans	2,172	(281)
Other post-retirement benefit plan
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gain (loss) on defined benefit plans	$ (2)	$ (8)